May 3, 1999



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Municipal Trust (the "Trust")
         File Nos. 333-36047/811-08363


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and Amendment to the Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Amendment to the Statement of Additional Information contained in the Fund's most recent post-effective amendment (Post-Effective Amendment No. 9 to Registration Statement No. 333-36047/811-08363) (the "Amendment"); and
(ii) the text of the Amendment was filed electronically via EDGAR on April 30, 1999.

     If you have any questions or would like further information, please call me at (617) 210-3685.

                                           Very truly yours,

                                           /s/ Scott Harney

                                           Scott Harney